Vessels, Net - Schedule of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vessel Cost
Beginning Balance	$ 1,312,076	$ 1,272,351
Transfer from Advances for vessels	59,265	39,725
Transfer to Assets held for sale	(13,881)
Ending Balance	1,357,460	1,312,076	$ 1,272,351
Accumulated Depreciation
Beginning Balance	(367,370)	(317,060)
Depreciation	(54,269)	(50,310)	(48,067)
Transfer to Asset held for sale	6,343
Ending Balance	(415,296)	(367,370)	(317,060)
Net Book Value
Beginning Balance	944,706	955,291
Transfer from Advances for vessels	59,265	39,725
Depreciation	(54,269)	(50,310)	(48,067)
Transfer to Asset held for sale	(7,538)
Ending Balance	$ 942,164	$ 944,706	$ 955,291